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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-10301
                                  ------------------------------------

                              Ashport Mutual Funds
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           800 Brickell Ave, Suite 103
                                 Miami, FL 33131

                    (Address of principal executive offices)

                                 Jeffrey Cimbal
                            State Trust Capital, LLC
                           800 Brickell Ave, Suite 103
                                 Miami, FL 33131
                       ----------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  1-305-921-8100
                                                   -------------------

Date of fiscal year end:  11/30
                        -------------------------

Date of reporting period:  5/31
                         ------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                            ASHPORT MUTUAL FUNDS
--------------------------------------------------------------------------------

                                                            FINANCIAL STATEMENTS

                                                                     (UNAUDITED)

                                                                    MAY 31, 2003

C O N T E N T S
                                                                            Page
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES                                          2

SCHEDULE OF INVESTMENTS                                                      3-6

STATEMENTS OF OPERATIONS                                                      7

STATEMENT OF CHANGES IN NET ASSETS                                            8

NOTES TO FINANCIAL STATEMENTS                                               9-11

ASHPORT MUTUAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
================================================================================================
As of  MAY  31, 2003

                                                    Ashport          Ashport          Ashport
                                                   Large Cap      Small/Mid Cap     Fixed Income
ASSETS                                              Fund-US          Fund-US          Fund-US
================================================================================================
Cash and cash equivalents                            64,015.91        26,094.13       219,438.72
Investments                                         245,225.54       159,881.94        58,127.60
Accounts Receivable                                  39,938.90        39,652.28           529.06
Receivable For Reimbursement                         32,868.47        33,239.37        31,622.31
------------------------------------------------------------------------------------------------

         Total assets                               382,048.82       258,867.72       309,717.69
================================================================================================

LIABILITIES
================================================================================================
Accounts Payable
      Pay. To StateTrust-Share Purchases                  0.00           220.00           280.00

Expenses
      Exp. Pay-Printing                               6,347.55         6,354.40         6,594.15
      Exp. Pay-Income MGT Fee                         1,189.48           964.71           627.62
      Exp. Pay-Fund ACC & Admin                         236.35           187.38           307.92
      Exp. Pay.-12b-1 Class A                           153.94           187.74           261.46
      Exp. Pay.-12b-1 Class C                           350.88            25.45           214.88
      Exp. Pay.- Misc                                   145.52            25.52            25.52
      Exp. Pay.-Legal                                 9,713.00         9,713.00         9,713.00
      Exp. Pay.-Audit                                 9,038.90         9,038.90         9,038.90
      Exp. Pay.-Custodian Fees                        6,068.15         6,068.15         6,068.15
      Exp. Pay.-Insurance                               810.98           810.98           810.98
      Exp. Pay.-Director Fees                         2,990.07         2,990.07         2,990.07
      Exp. Pay-Income Taxes                               0.00             0.00           107.00
------------------------------------------------------------------------------------------------

         Total liabilities                           37,044.82        36,586.30        37,039.65
================================================================================================

NET ASSETS                                        $ 345,004.00     $ 222,281.42     $ 272,678.04
================================================================================================

Net assets consist of the following:
     Paid-In Surplus Class A                        148,208.33       154,895.83       162,813.33
     Paid-In Surplus Class C                        166,460.00        61,380.00       109,120.00
     Prior Period Undistributed Net Investment
         Income (loss) Class A                         (817.21)       (1,115.42)          543.06
     Net Realized Gain (Loss) on Investments         18,860.70        (2,099.16)       (1,333.63)
     Net Unrealized Gain (Loss) on Investments        9,613.58         8,282.72         2,126.31
     CURRENT PERIOD NET INCOME                        2,678.60           937.45          (591.03)
------------------------------------------------------------------------------------------------

         Total                                    $ 345,004.00     $ 222,281.42     $ 272,678.04
================================================================================================

                             See accompanying notes.

ASHPORT MUTUAL FUNDS
SCHEDULE OF INVESTMENTS - Large Cap Series
MAY 31, 2003
================================================================================
 SHARES OR
 PRINCIPAL
   AMOUNT                     DESCRIPTION                               VALUE
--------------------------------------------------------------------------------
Common Stocks - 100%

     Consumer-Cyclical- 8.40%
       346     Harley Davidson                                            14,587
       115     Kohls                                                       6,020
                                                                    ------------
                                                                          20,607
                                                                    ------------
     Consumer Staples- 15.14%
       648     AOL Time Warner                                             9,863
       345     CVS                                                         9,004
       294     Walgreen                                                    9,052
       163     Wrigley                                                     9,210
                                                                    ------------
                                                                          37,129
                                                                    ------------
     Health Care- 27.98%
       319     Biomet Inc                                                  8,776
       182     Forest Laboratories                                         9,191
       167     Johnson & Johnson                                           9,076
       150     Lilly Eli & Co                                              8,966
       265     Merck & Co                                                 14,729
       281     Pfizer                                                      8,717
       496     Schering Plough                                             9,151
                                                                    ------------
                                                                          68,606
                                                                    ------------
     Financials- 15.24%
       334     Citigroup                                                   9,517
       152     Freddie MAC                                                 9,091
       203     Hartford                                                    9,468
       129     Progress Corp                                               9,288
                                                                    ------------
                                                                          37,364
                                                                    ------------
     Capital Goods- 3.96%
       355     Sony Corp                                                   9,706

     Technology- 24.27%
       894     BEA Systems                                                 9,700
       395     Intl Rectifier                                             10,341
       491     Hewlett Packard                                             9,575
       367     Micorsoft                                                   9,032
       536     Nokia                                                       9,669
       428     NVIDIA                                                     11,201
                                                                    ------------
                                                                          59,518
                                                                    ------------
     Communications Services- 5.01%
       806     AT&T Wireless                                               6,263
     1,353     Sprint Corp                                                 6,034
                                                                    ------------
                                                                          12,297
                                                                    ------------

     Total Common Stocks (Cost $235,612)                            $    245,227
--------------------------------------------------------------------------------

                             See accompanying notes.

ASHPORT MUTUAL FUNDS
SCHEDULE OF INVESTMENTS - Small/Mid Cap Series
MAY 31, 2003
================================================================================
 SHARES OR
 PRINCIPAL
   AMOUNT                     DESCRIPTION                               VALUE
--------------------------------------------------------------------------------
Common Stock - 100%

     Consumer-Cyclical- 19.03%
        88     H&R Block                                                   3,603
        82     Lennar Corp                                                 5,498

         4     Lennar Corp-B                                                 261

        55     McGraw Hill                                                 3,477
        75     Omnicom                                                     5,236
        73     Polaris                                                     4,388
       121     Ross Stores                                                 5,112
       114     Sunrise Assisted Living                                     2,850
                                                                    ------------
                                                                          30,425
                                                                    ------------
     Consumer Staples- 18.86%
       104     Alberto Culver                                              5,314
        54     Amerisourcebergen                                           3,385
       225     Darden Restaurants                                          4,457
       129     Dean Foods                                                  5,902
     2,208     First Horizon Pharmaceuticals                               7,441
       179     Pepsi Bottling Group                                        3,650
                                                                    ------------
                                                                          30,149
                                                                    ------------
     Health Care- 20.27%
        46     Anthem                                                      3,374
       123     Cooper Companies                                            4,246
        65     Coventry Health Care                                        2,838
       169     Laboratory Corp                                             5,433
       220     Pharmaceutical Product Development                          6,162
        55     Quest Diagnostics                                           3,485
       103     Renal Care                                                  3,500
       202     Tenet                                                       3,371
                                                                    ------------
                                                                          32,409
                                                                    ------------
     Financials- 9.02%
       136     Brown & Brown                                               4,821
       138     Family Dollar Store                                         5,030
       164     Federated Investors                                         4,569
                                                                    ------------
                                                                          14,420
                                                                    ------------
     Capital Goods- 12.59%
        69     Centex Corp                                                 5,356
        49     Johnson Controls                                            4,079
        56     Mohawk                                                      3,232
        45     Northrop Grumman                                            3,947
       103     Waste Connections                                           3,508
                                                                    ------------
                                                                          20,122
                                                                    ------------
     Technology- 14.06%
       110     Affiliated Computer                                         5,097
       682     Extreme Networks                                            4,112
       290     Flextronics                                                 3,045

                             See accompanying notes.

ASHPORT MUTUAL FUNDS
SCHEDULE OF INVESTMENTS - Small/Mid Cap Series (Continued)
MAY 31, 2003
================================================================================
 SHARES OR
 PRINCIPAL
   AMOUNT                     DESCRIPTION                               VALUE
--------------------------------------------------------------------------------
        88     L-3 Communications                                          3,815
       802     Sanmina Corp                                                4,587
       394     Triquint Semiconductor                                      1,824
                                                                    ------------
                                                                          22,480
                                                                    ------------
     Communication Services
       174     Century Telephone                                           5,859
       104     Torchmark                                                   4,016
                                                                    ------------
                                                                           9,875
                                                                    ------------

     Total common stocks (cost $)                                        159,880
--------------------------------------------------------------------------------

                             See accompanying notes.

ASHPORT MUTUAL FUNDS
SCHEDULE OF INVESTMENTS - Fixed Income Series
MAY 31, 2003
================================================================================
 SHARES OR
 PRINCIPAL
   AMOUNT                     DESCRIPTION                               VALUE
--------------------------------------------------------------------------------

Bonds - 100%
     Energy- 19.01%
    10,000     Southwestern Electric Power 7.000% Due 9/1/07        $     11,048

     Financials- 42.15%
     7,000     GMAC Smartnote 7.000% Due 10/15/11                          7,265
    17,000     Diageo Notes 6.000%                                        17,238

     Capital Goods- 38.84%
    10,000     McDonnell Douglas 6.875% Due 11/1/06                       11,100
    10,000     Raytheon 6.750% Due 8/15/07                                11,477

--------------------------------------------------------------------------------

Total bonds (cost $56,190)                                          $     58,128
--------------------------------------------------------------------------------

                             See accompanying notes.

ASHPORT MUTUAL FUNDS
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDING MAY 31, 2003
======================================================================================================
                                                          Ashport          Ashport          Ashport
                                                         Large Cap      Small/Mid Cap     Fixed Income
                                                          Fund-US          Fund-US          Fund-US
======================================================================================================
INVESTMENT INCOME
     Dividends                                          $   1,124.45     $     243.55     $     520.05
     Reimbursement for Fees                                 4,504.43         2,462.00         1,131.00
     Interest                                                   0.00             0.00         1,526.75
------------------------------------------------------------------------------------------------------
         Total Revenues                                 $   5,628.88     $   2,705.55     $   3,177.80
------------------------------------------------------------------------------------------------------

EXPENSES
     MGT Fees                                                 835.53           526.50           473.31
     Fund Acct. & Administration Fees                         168.70           106.35           230.99
     12b-1 Fees Class A                                        83.39           100.45           180.54
     12b-1 Fees Class C                                       350.88            25.45           214.88
     Misc                                                      25.52            25.52            25.52
     Legal                                                  4,966.20         4,966.20         4,966.20
     Audit                                                  3,025.30         3,025.30         3,025.30
     Directors fees                                           990.07           990.07           990.07
     Custody fees                                           2,380.15         2,380.15         2,380.15
     Insurance                                                285.98           285.98           285.98
     Printing                                                 465.75           472.60           712.35
     Exp. Reimbursement                                   (10,627.19)      (11,136.47)       (9,716.46)
------------------------------------------------------------------------------------------------------
         Total expenses                                     2,950.28         1,768.10         3,768.83
------------------------------------------------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET                          $   2,678.60     $     937.45     $    (591.03)
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS
     Net realized gain (loss) on investments               18,860.70        (2,099.16)       (1,333.63)
     Change in unrealized gain (loss) on investments        9,613.58         8,282.72         2,126.31
------------------------------------------------------------------------------------------------------

NET GAIN (LOSS) ON INVESTMENTS                             28,474.28         6,183.56           792.68
------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                                 31,152.88         7,121.01           201.65
======================================================================================================

                             See accompanying notes.

ASHPORT MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM INCEPTION (DECEMBER 20, 2001) THROUGH NOVEMBER 30, 2002
==============================================================================================================
                                                                  Large Cap     Small/Mid Cap     Fixed Income
                                                                    Series          Series           Series
==============================================================================================================
INCREASE IN NET ASSETS FROM OPERATIONS:
     Investment income (loss) - net                              $   2,678.60    $     937.45     $    (591.03)
     Net realized gain (loss) on investments                        18,860.70       (2,099.16)       (1,333.63)
     Change in unrealized gain (loss) on investments                 9,613.58        8,282.72         2,126.31
--------------------------------------------------------------------------------------------------------------
         Net Increase in Net Assets Resulting From Operations       31,152.88        7,121.01           201.65

CAPITAL SHARE TRANSACTIONS                                         313,851.12      215,160.41       272,476.39
--------------------------------------------------------------------------------------------------------------

TOTAL INCREASE IN NET ASSETS, REPRESENTING NET ASSETS AT
   END OF PERIOD                                                 $ 345,004.00    $ 222,281.42     $ 272,678.04
==============================================================================================================

                             See accompanying notes.

ASHPORT MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

          ORGANIZATION AND RELATED MATTERS

          Ashport Mutual Funds (the "Trust") is a Massachusetts business trust consisting of three separate series' ("the Portfolios"): (1) Ashport Large Cap Fund (2) Ashport Small/Mid Cap Fund, and (3) Ashport Fixed Income Fund. Each of the Portfolios operate as an independent mutual fund, issuing and redeeming shares for capital activity and investing in varying types of financial instruments based on the investment objectives of each Portfolio.

          The Trust was formed in Massachusetts on May 24, 2001, with the only investment to date consisting of initial capitalization in the Trust of $100,000 by the Trust's investment advisor and administrator, StateTrust Capital, LLC, a registered investment advisor and issuance of shares of the Portfolios in equal amounts to the Trust.

          The Portfolios are registered with the Securities and Exchange Commission under Section 8(a) of the Investment Company Act of 1940 and under the Securities Act of 1933, as open-end management investment companies.

          INCOME TAXES OF THE PORTFOLIOS

          The Trustees of the Portfolios anticipate making elections to be taxed as corporations. However, the Trustees anticipate that adherence to applicable Internal Revenue Service rules will enable the Portfolios to be taxed under sub-chapter "M" of the Internal Revenue Code of 1986
          (Code). As such, the Portfolios would not be subject to federal income tax on taxable income provided the Portfolios meet the minimum distribution and other criteria of the Code.

          USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement. Actual results could differ from those estimates.

ASHPORT MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

NOTE 2.   RELATED PARTIES

          StateTrust Capital, LLC (a registered investment advisor) has been appointed to serve as the investment advisor, administrator and transfer agent for all of the Portfolios. Additionally, StateTrust Investments, Inc., a registered broker-dealer, has been engaged to be the distributor of the Portfolios' shares. Both of these entities are related to the Trust and Portfolios by virtue of common management. Each Portfolio is responsible for its own direct expenses; however, the investment advisor/administrator has agreed to absorb all start-up and organizational costs of the Portfolios.

          INVESTMENT ADVISORY AGREEMENT

          StateTrust  Capital,  LLC will earn investment  advisory fees, payable
          monthly,   for  performing   investment  advisory  services  for  each
          Portfolio and each class of shares of the Portfolios as follows:

          Ashport Large Cap Fund       -    1.25% of average daily net assets
          Ashport Small/Mid Cap Fund   -    1.25% of average daily net assets
          Ashport Fixed Income Fund    -    0.50% of average daily net assets

          ADMINISTRATION AGREEMENT

          Each Portfolio will pay StateTrust Capital, LLC 0.25% of the average daily net assets, on a monthly basis. Additionally StateTrust Capital, LLC has agreed to incur all expenses in excess of 3.5% of the average daily net asset value for each portfolio on a daily basis.

          TRANSFER AGENT AGREEMENT

          StateTrust Capital, LLC will serve as the Portfolio's transfer agent for no additional cost.

          DISTRIBUTION AGREEMENT

          StateTrust Investment, Inc. will serve as the Portfolio's capital share distributor for each class of each Portfolio's common shares, and will earn both sales fees and 12b-1 fees. All "Class A" shares for each Portfolio are subject to a sales charge ranging from 2.25% - 4.75% depending on the amount of purchase, and all "Class C" shares of each Portfolio are subject to a sales charge of 1.00%. Additionally, all "Class A" shares and "Class C" shares for each Portfolio will be charged a 12b-1 distribution fee of .25% and 1.00% of the average daily net assets, respectively.

ASHPORT MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

          DIRECTORS FEES

          Each Director of the Trust and Portfolios who are not related to the investment advisor will be paid $500 for each meeting, and these costs will be incurred by the respective Portfolios.

ITEM 2. CODE OF ETHICS. - NOT APPLICABLE FOR THIS SEMI-ANNUAL REPORTING PERIOD ENDING 5/31/03.

ITEM 3. AUDIT  COMMITTEE  FINANCIAL  EXPERT.  - NOT  APPLICABLE  TO  SEMI-ANNUAL
REPORTS.

ITEMS 4-8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

EXHIBIT 1 - CERTIFICATION - DAVID VURGAIT

EXHIBIT 2 - CERTIFICATION - JEFFREY CIMBAL

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Ashport Mutual Funds
            -----------------------------------------------

By (Signature and Title)* /s/ Jeffrey Cimbal
                         ----------------------------------
                          Chief Financial Officer

Date       8/1/2003
    -------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ David Vurgait
                          ---------------------------------
                          President

Date       8/1/2003
    -------------------------------------------------------